AQR FUNDS

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

VIA EDGAR

August 23, 2011

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of the AQR Funds (the “Trust”), I hereby transmit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus supplement dated August 8, 2011, for the AQR Multi-Strategy Alternative Fund series of the Trust, as filed pursuant to Rule 497(e) under the 1933 Act on August 8, 2011 (Accession Number: 0001193125-11-213669).

Should members of the Staff have any questions or comments concerning this filing, please call the undersigned at 203-742-3600.

Respectfully submitted,

/s/Nicole DonVito

Nicole DonVito

Vice President

Enclosures

Cc:	Brendan R. Kalb, Esq.
Rose DiMartino, Esq.
Ryan Brizek, Esq.